Other Income and Expenses (Details) - Schedule of depreciation, amortisation and costs of inventories - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses (Details) - Schedule of depreciation, amortisation and costs of inventories [Line Items]
Impairment of inventories	¥ 7,840
Impairment of property, plant and equipment	34,858
Impairment of intangible assets	427,314
Impairment of goodwill	237,225
Total other losses	707,237
Included in cost of sales [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	13,983	9,709	1,448
Depreciation of right-of-use assets		696	1,955
Amortisation of intangible assets	18,095	8,271	5,326
Costs of inventories recognised as an expense	21,231	18,782	11,489
Included in selling and distribution expenses [Member]
Included in cost of sales:
Depreciation of right-of-use assets	1,315	821	516
Included in administrative expenses [Member]
Included in cost of sales:
Depreciation of property, plant and equipment	983	1,000	809
Depreciation of right-of-use assets	2,118	2,622	2,009
Amortisation of intangible assets	¥ 531	¥ 151	¥ 40